Earnings per unit and cash distributions (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Earnings per Unit
The calculation of basic and diluted earnings per unit is presented below:

(in US$ in thousands, except per unit data)	2016	2015	2014
Net income attributable to the members of VTTI Energy Partners LP (1)	25.2	22.5	6.6
Less: Distributable paid (2)	(57.3)	(47.1)	(17.3)
Over distributed earnings	(32.1)	(24.6)	(10.7)
Over distributed earnings attributable to:
Common unitholders	(16.5)	(13.7)	(5.3)
Subordinated unitholders	14.9	(13.7)	(5.3)
General partner	(0.6)	(0.6)	(0.2)
Weighted average units outstanding :
Common unitholders - basic	22,167,466	20,125,000	20,125,000
Dilutive effect of LTIP awards	108,006	—	—
Common unitholders - diluted	22,275,472	20,125,000	20,125,000
Subordinated unitholders - basic and diluted	20,125,000	20,125,000	20,125,000
General partner - basic and diluted	866,132	821,429	821,429
Earnings per unit:
Common unitholders - basic	$0.5839	$0.5478	$0.1607
Common unitholders - diluted	$0.5811	$0.5478	$0.1607
Subordinated unitholders - basic and diluted	$0.5839	$0.5478	$0.1607
General partner - basic and diluted	$0.5839	$0.5478	$0.1607
Cash distributions declared and paid in the period per unit (3)
Common unitholders	$0.9594	$0.8459	$0.1598
Subordinated unitholders	$0.9594	$0.8459	$0.1598
General partner	$0.9594	$0.8459	$0.1598
Subsequent event: cash distributions declared and paid per unit relating to the period (4)
Common unitholders	$0.3360	$0.3015	$0.2625
Subordinated unitholders	$0.3360	$0.3015	$0.2625
General partner	$0.3360	$0.3015	$0.2625

(1)	Net income in 2014 is attributable to the period post IPO from August 2014 through December 31, 2014.

(2)
This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the numbers of units outstanding at the record date, except for the units issued to the LTIP Foundation for LTIP awards. Also included in this amount is $0.5 million paid to the General Partner for the incentive distribution rights for the year ended December 31, 2016.

(3)	Refers to cash distributions relating to the period declared and paid during the period.

(4)	Refers to cash distributions declared relating to the period and paid subsequent to the period end.